Statements of Changes in Stockholders' Equity Deficiency - CAD ($)	Issued capital [member]	Equity Portion Of Convertible Debentures Reserve [Member]	Warrant reserve [member]	Options [Member]	Share premium [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2022	$ 27,536,269	$ 33,706	$ 24,000			$ (28,365,217)	$ (771,242)
Beginning balance, shares at Dec. 31, 2022	5,745,947
IfrsStatementLineItems [Line Items]
Private placement, net of issuance of costs	$ 150,000						150,000
Private placement, net of issuance of costs, shares	6,000,000
Net loss for the period						8,189	8,189
Ending balance, value at Jun. 30, 2023	$ 27,686,269	33,706	24,000			(28,357,028)	(613,053)
Ending balance, shares at Jun. 30, 2023	11,745,947
IfrsStatementLineItems [Line Items]
Private placement, net of issuance of costs	$ 50,000						50,000
Private placement, net of issuance of costs, shares	200,000
Net loss for the period						(57,009)	(57,009)
Ending balance, value at Dec. 31, 2023	$ 27,736,269	33,706	24,000			(28,414,037)	(620,062)
Ending balance, shares at Dec. 31, 2023	13,745,947
IfrsStatementLineItems [Line Items]
Net loss for the period						(110,763)	(110,763)
Share subscription received					19,000		19,000
Share-based payment				58,661			58,661
Ending balance, value at Jun. 30, 2024	$ 27,736,269	$ 33,706	$ 24,000	$ 58,661	$ 19,000	$ (28,524,800)	$ (653,164)
Ending balance, shares at Jun. 30, 2024	13,745,947